Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related-Party Transactions
Successor Transactions

Effective with the Private Offering and commencement of the Company’s operations on December 23, 2019, the Company executed a facilities agreement with a subsidiary of EB Arrow. Under the facilities agreement, the Company shares in office rent and office related expenses primarily based on employee headcount. For the year ended December 31, 2020 and 2019, the Company incurred $0.2 million and less than $0.1 million, respectively, in related expenses.

Predecessor transactions

The Predecessor’s fees paid and accrued to the benefit of related parties for the for the period from January 1, 2019 to December 22, 2019 are as follows (amounts in thousands):

		Predecessor
Entity	Transaction Type	For the Period from January 1 to December 22,
EverSTAR IVF V GP, LLC	Asset management fees	$2,767
EBA EverSTAR, LLC	Disposition fees	909
EBA EverSTAR, LLC	Acquisition fees	18